Significant Accounting Policies - Schedule of Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator for earnings (loss) per share:
Net income (loss) attributable to the Company’s ordinary shareholders	$ 1,942,840	$ (1,881,635)	$ 864,722
Denominator for basic and diluted earnings per share:
Basic and weighted average ordinary shares	73,438,750	17,451,865	11,752,180
Per share amount:
Per share - basic	$ 0.03	$ (0.11)	$ 0.07
Per share - diluted	$ 0.03	$ (0.11)	$ 0.07